SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 21, 2022	Mar. 02, 2022	Mar. 01, 2022	Jan. 27, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Number of award granted					1,998,282	616,390	203,721
Placement agent warrants [Member]
Subsequent Event [Line Items]
Expiration of warrants					$ 1.6875
Subsequent Event [Member] | Certain Employees [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Number of award granted				336,000
Subsequent Event [Member] | Certain Employees [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of award granted				144,000
Subsequent Event [Member] | Certain Employees [Member] | Stock Options and Restricted Stock Units RSU [Member]
Subsequent Event [Line Items]
Exercise price of award granted				$ 0.648
Award vesting period	4 years
Percentage of options and RSUs expected to vest and exercisable on first anniversary of date of grant	25.00%
Period of vesting equal portion	thirty-six (36) months
Subsequent Event [Member] | Officers and employees [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Number of award granted	169,314
Subsequent Event [Member] | Officers and employees [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of award granted	57,000
Subsequent Event [Member] | Institutional and accredited investors [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares			20,000,000
March 2022 Registered Direct Offering [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of registred direct offering			$ 10,000
Net proceeds warrant from the registered direct offering		$ 8,900	8,900
Stock issuance costs			$ 1,100
March 2022 Registered Direct Offering [Member] | Subsequent Event [Member] | Placement agent warrants [Member]
Subsequent Event [Line Items]
Number of warrants to be granted upon exercise of warrants			750,000
March 2022 Registered Direct Offering [Member] | Subsequent Event [Member] | Ordinary Shares [Member] | Placement agent warrants [Member]
Subsequent Event [Line Items]
Exercise price of award granted			$ 0.625
Warrants issued			1,000,000
Expiration of warrants			$ 0.65
March 2022 Registered Direct Offering [Member] | Subsequent Event [Member] | Institutional and accredited investors [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Warrants issued			15,000,000
Expiration of warrants			$ 0.65
Warrants expiring period			5 years
Percentage of ordinary shares issued upon cash exercise of warrants to placement agent			5.00%
March 2022 Registered Direct Offering [Member] | Subsequent Event [Member] | Warrant Amendment Agreement [Member] | Ordinary Shares [Member] | Placement agent warrants [Member]
Subsequent Event [Line Items]
Number of warrants			18,525,927